Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Schedule of Revenue

	Year ended December 31, 2016
	Revenues	Cost of revenues	Gross profit
	RMB	RMB	RMB
Sales of product
- IoT-enabled smart home products	273,282	206,679	66,603
Smart water purification systems	250,442	191,848	58,594
Other smart products	22,840	14,831	8,009
- Consumable products	19,376	10,644	8,732
- Other products	19,859	15,166	4,693
Total of sales of product	312,517	232,489	80,028
Rendering of services
- Installation services	57	55	2
Total	312,574	232,544	80,030

	Year ended December 31, 2017
	Revenues	Cost of revenues	Gross profit
	RMB	RMB	RMB
Sales of product
- IoT-enabled smart home products	712,317	499,739	212,578
Smart water purification systems	570,784	399,788	170,996
Smart kitchen products	50,656	34,987	15,669
Other smart products	90,877	64,964	25,913
- Consumable products	87,500	48,123	39,377
- Other products	72,686	49,489	23,197
Total of sales of product	872,503	597,351	275,152
Rendering of services
- Installation services	716	685	31
Total	873,219	598,036	275,183

	Year ended December 31, 2018
	Revenues	Cost of revenues	Gross profit
	RMB	RMB	RMB
Sales of product
- IoT-enabled smart home products	2,081,273	1,514,344	566,929
Smart water purification systems	930,178	614,829	315,349
Smart kitchen products	744,990	596,005	148,985
Other smart products	406,105	303,510	102,595
- Consumable products	141,940	67,433	74,507
- Other products	323,381	247,717	75,664
Total of sales of product	2,546,594	1,829,494	717,100
Rendering of services
- Installation services	14,635	13,938	697
Total	2,561,229	1,843,432	717,797